SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of the Assets (Details)	Jun. 30, 2025
Buildings [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	10 years
Machinery and equipment [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	3 years
Machinery and equipment [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	10 years
Transportation vehicles [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	4 years
Office furniture and equipment [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	5 years
Office furniture and equipment [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	10 years
Electronic equipment [Member] | Minimum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	2 years
Electronic equipment [Member] | Maximum [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Estimated useful life	5 years